Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Stockholders' Equity, Total [Member]
Balance at Dec. 31, 2016	$ 681	$ 226,782	$ (9,423)	$ (11,167)	$ (13,278)	$ 796	$ 194,391
Balance, shares (in Shares) at Dec. 31, 2016	49,035,951
Stock-based compensation		1,799				184	1,983
Employee stock options exercised (cash and cashless)	$ 8	2,445					2,453
Employee stock options exercised (cash and cashless) (in Shares)	722,483
Distribution of dividend		(9,851)					(9,851)
Other comprehensive income (loss)				11,695		40	11,735
Redeemable non-controlling interest					(393)		(393)
Net income					745	(189)	556
Balance at Dec. 31, 2017	$ 689	221,175	(9,423)	528	(12,926)	831	200,874
Balance, shares (in Shares) at Dec. 31, 2017	49,758,434
Cumulative effect adjustment resulting from adoption of new accounting pronouncement, net					1,815		1,815
Expiration of redeemable non-controlling interests		1,036				317	1,353
Stock-based compensation		1,796				146	1,942
Employee stock options exercised (cash and cashless)	$ 6	889					895
Employee stock options exercised (cash and cashless) (in Shares)	223,570
Distribution of dividend		(9,978)				(47)	(10,025)
Other comprehensive income (loss)				(8,348)		(22)	(8,370)
Net income					13,785	215	14,000
Balance at Dec. 31, 2018	$ 695	214,918	(9,423)	(7,820)	2,674	1,440	202,484
Balance, shares (in Shares) at Dec. 31, 2018	49,982,004
Stock-based compensation		1,318				87	1,405
Employee stock options exercised (cash and cashless)	$ 2	778					780
Employee stock options exercised (cash and cashless) (in Shares)	177,872
Distribution of dividend					(11,009)	(149)	(11,158)
Other comprehensive income (loss)				5,439		57	5,496
Net income					26,247	244	26,491
Balance at Dec. 31, 2019	$ 697	$ 217,014	$ (9,423)	$ (2,381)	$ 17,912	$ 1,679	$ 225,498
Balance, shares (in Shares) at Dec. 31, 2019	50,159,876